Note 5 - Leases (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Mar. 31, 2023
Finance Lease, Liability, to be Paid		$ 163,000
Operating Lease, Weighted Average Remaining Lease Term (Year)		19 years 3 months 18 days
Finance Lease, Weighted Average Remaining Lease Term (Year)		1 year 6 months
Operating Lease, Weighted Average Discount Rate, Percent		2.70%
Finance Lease, Weighted Average Discount Rate, Percent		1.90%
Heavy-duty Forklift [Member]
Lessee, Finance Lease, Term of Contract (Year)	5 years
Finance Lease, Liability, to be Paid	$ 500,000
Finance Lease, Monthly Payment	$ 9,000
Granite City, IL Facility [Member]
Operating Lease, Quarterly Payments		$ 19,000
Granite City, IL Facility [Member] | Plateplus Inc. [Member]
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability		1,200,000
Office Space in Longview, Texas [Member]
Operating Lease, Monthly Payments		$ 5,000